Debentures - Schedule Of Credit Facility Debenture Cash Or Common Share (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Balance, beginning of the period	$ 36,783	$ 38,266
Principal repayments	(2,192)	(2,393)
Discount accretion	687	958	$ 1,249
Revaluation	(364)	32
Other	373	(80)
Balance, end of the period	$ 35,287	$ 36,783	$ 38,266